Fees Summary	Mar. 23, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 8,072.98
Total Fee Amount	42,240.75
Interest Amount	0
Net Fee	$ 34,167.77
Total Fee and Interest Amount	42,240.75